Income Taxes (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Line Items]
Statutory income tax rate	0.00%
Cayman Islands Tax Information Authority [Member]
Income Taxes [Line Items]
Effective tax rate	88.09%	718.17%